Preferred Stock and Stockholders' Equity - Additional Information (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2021 shares	Jan. 31, 2021 USD ($) Actual $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares
Temporary Equity And Permanent Equity [Line Items]
Cumulative Amount Received From Redeemable Convertible Preferred Stock | $		$ 68,012
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	8,606,473
Stock Issued During Period, Shares, New Issues	305
Common Stock Diluted Exchange Ratio | Actual		0.814107
Shareholder [Member] | Notes Receivable [Member]
Temporary Equity And Permanent Equity [Line Items]
Notes Receivable Term		3 years
Maximum [Member] | Shareholder [Member] | Notes Receivable [Member]
Temporary Equity And Permanent Equity [Line Items]
Related Party Transaction, Rate		2.70%
Minimum [Member] | Shareholder [Member] | Notes Receivable [Member]
Temporary Equity And Permanent Equity [Line Items]
Related Party Transaction, Rate		1.40%
Series B Redeemable Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary Equity Stock Shares Issued During The Period Shares		641	118,654
Proceeds from Issuance of Redeemable Preferred Stock | $		$ 57,387	$ 10,625
Temporary Equity Issue Price Per Share | $ / shares		$ 89.55
Temporary Equity Dividend Per Share | $ / shares		5.37	$ 5.37
Temporary Equity, Liquidation Preference Per Share | $ / shares		$ 89.55	$ 89.55
Voting Percentage In Terms Of Shareholding Needed For The Conversion Of Preferred Stock Into Common Stock		60.00%	60.00%
Common Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Stock Repurchased During Period, Shares		0	0
Stock Issued During Period, Shares, New Issues		0
Common Stock [Member] | Shareholder [Member] | Notes Receivable [Member]
Temporary Equity And Permanent Equity [Line Items]
Stock Issued During Period, Shares, Purchase of Assets		160
Notes Receivable, Related Parties | $		$ 95,000
Stock Issued During Period, Value, Purchase of Assets | $		$ 95,000
Common Class A [Member]
Temporary Equity And Permanent Equity [Line Items]
Common Stock, Voting Rights		one	one
Common Class B [Member]
Temporary Equity And Permanent Equity [Line Items]
Common Stock, Voting Rights		twenty	twenty
Series A Redeemable Preferred Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Temporary Equity Dividend Per Share | $ / shares		$ 3.01	$ 3.01
Temporary Equity, Liquidation Preference Per Share | $ / shares		$ 50.30	$ 50.30
Voting Percentage In Terms Of Shareholding Needed For The Conversion Of Preferred Stock Into Common Stock		60.00%	60.00%
Forecast [Member] | Minimum [Member] | Condition For The Conversion Of Redeemable Preferred Stock Into Common Stock [Member]
Temporary Equity And Permanent Equity [Line Items]
Proceeds from Issuance Initial Public Offering | $		$ 75,000	$ 75,000
Warrants To Purchase Series A Redeemable Convertible Preferred StocK [Member]
Temporary Equity And Permanent Equity [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		5,584
Class Of Warrants Or Rights Month Of Expiry		2028-04